Shareholder Report, Average Annual Return (Details)	12 Months Ended	14 Months Ended	17 Months Ended	47 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Unlimited HFEQ Equity Long/Short ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	27.72%	28.49%
Unlimited HFGM Global Macro ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	17.54%		27.51%
Unlimited HFMF Managed Futures ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	6.74%	9.49%
Unlimited HFND Multi-Strategy Return Tracker ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	11.99%			8.07%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%	21.16%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%	3.27%	3.74%	4.06%